Share-Based Compensation And Other Related Information - Assumptions (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) year $ / shares	Dec. 31, 2021 USD ($) year $ / shares	Dec. 31, 2021 USD ($) year $ / shares
Disclosure of share-based payment arrangements [Abstract]
Expected life (years) | year	4.5	4.0	4.0
Expected volatility	44.30%	44.00%	44.00%
Expected dividend yield	2.70%	2.40%	2.40%
Risk-free interest rate	3.40%	1.90%	1.90%
Weighted average exercise price (CAD$) | (per share)	$ 22.95	$ 30.70	$ 30.70
Weighted average fair value (CAD$) | $	$ 7.69	$ 9.39	$ 9.39